Note 4 - Related Party - Summary of Stock Sales by Related Parties (Details) - USD ($)			12 Months Ended
	Nov. 20, 2023	Aug. 25, 2023	Dec. 31, 2023	Dec. 31, 2022
Shares (in shares)	46,669	195,000
Amount	$ 303,348	$ 975,000	$ 6,445,848	$ 0
Ira and Claudia Goldfarb [Member]
Shares (in shares)	23,077	100,000
Amount	$ 150,000	$ 500,000
Bradley Berman [Member]
Shares (in shares)	10,000	10,000
Amount	$ 65,000	$ 50,000
Ira Goldfarb [Member]
Shares (in shares)		40,000
Amount		$ 200,000
Mr. Mueller [Member]
Shares (in shares)	5,000
Amount	$ 32,500
Lyle A. Berman Revocable Trust [Member]
Shares (in shares)		40,000
Amount		$ 200,000
Alexandria Gutierrez [Member]
Shares (in shares)	4,615	5,000
Amount	$ 29,998	$ 25,000
Cesar J. Gutierrez Living Trust [Member]
Shares (in shares)	3,977
Amount	$ 25,851